Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Tables)	6 Months Ended
Jun. 30, 2011
Off Balance Sheet Lending Related Financial Instruments Guarantees and Other Commitments (Tables) [Abstract]
Off-balance sheet lending-related financial instruments, guarantees and other commitments

	Contractual amount		Carrying value(j)
(in millions)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Lending-related
Consumer, excluding credit card:
Home equity – senior lien	$17,265	$17,662	$—	$—
Home equity – junior lien	28,586	30,948	—	—
Prime mortgage	1,117	1,266	—	—
Subprime mortgage	—	—	—	—
Auto	6,795	5,246	1	2
Business banking	10,046	9,702	5	4
Student and other	840	579	—	—
Total consumer, excluding credit card	64,649	65,403	6	6
Credit card	535,625	547,227	—	—
Total consumer	600,274	612,630	6	6
Wholesale:
Other unfunded commitments to extend credit(a)(b)	210,023	199,859	304	364
Standby letters of credit and other financial guarantees(a)(b)(c)(d)	97,050	94,837	686	705
Unused advised lines of credit	52,848	44,720	—	—
Other letters of credit(a)(d)	5,768	6,663	2	2
Total wholesale	365,689	346,079	992	1,071
Total lending-related	$965,963	$958,709	$998	$1,077
Other guarantees and commitments
Securities lending guarantees(e)	$205,411	$181,717	NA	NA
Derivatives qualifying as guarantees(f)	84,089	87,768	$321	$294
Unsettled reverse repurchase and securities borrowing agreements(g)	59,570	39,927	—	—
Other guarantees and commitments(h)	6,177	6,492	(6)	(6)
Loan sale and securitization-related indemnifications:
Repurchase liability(i)	NA	NA	3,631	3,285
Loans sold with recourse	10,624	10,982	141	153

(a)
At June 30, 2011, and December 31, 2010, represented the contractual amount net of risk participations totaling $608 million and $542 million, respectively, for Other unfunded commitments to extend credit; $22.3 billion and $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and $1.4 billion and $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve Board these commitments are shown gross of risk participations.

(b)
At June 30, 2011, and December 31, 2010, included credit enhancements and bond and commercial paper liquidity commitments to U.S. states and municipalities, hospitals and other not-for-profit entities of $46.4 billion and $43.4 billion, respectively. These commitments also include liquidity facilities to nonconsolidated municipal bond VIEs; for further information, see Note 15 on pages 151–159 of this Form 10-Q.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

(d)
At June 30, 2011, and December 31, 2010, JPMorgan Chase held collateral relating to $39.3 billion and $37.8 billion, respectively, of Standby letters of credit; and $1.7 billion and $2.1 billion, respectively, of Other letters of credit.

(e)
At June 30, 2011, and December 31, 2010, collateral held by the Firm in support of securities lending indemnification agreements was $207.9 billion and $185.0 billion, respectively. Securities lending collateral comprises primarily cash and securities issued by governments that are members of the Organisation for Economic Co-operation and Development (“OECD”) and U.S. government agencies.

(f)
Represents notional amounts of derivatives qualifying as guarantees. The carrying value at June 30, 2011, and December 31, 2010, reflected derivative payables of $420 million and $390 million, respectively, less derivative receivables of $99 million and $96 million, respectively.

(g)
At June 30, 2011, and December 31, 2010, the amount of commitments related to forward starting reverse repurchase agreements and securities borrowing agreements were $14.0 billion and $14.4 billion, respectively. Commitments related to unsettled reverse repurchase agreements and securities borrowing agreements with regular way settlement periods were $45.6 billion and $25.5 billion, at June 30, 2011, and December 31, 2010, respectively.

(h)
At June 30, 2011, and December 31, 2010, included unfunded commitments of $876 million and $1.0 billion, respectively, to third-party private equity funds; and $1.5 billion and $1.4 billion, respectively, to other equity investments. These commitments included $815 million and $1.0 billion, respectively, related to investments that are generally fair valued at net asset value as discussed in Note 3 on pages 102–114 of this Form 10-Q. In addition, at June 30, 2011, and December 31, 2010, included letters of credit hedged by derivative transactions and managed on a market risk basis of $3.8 billion and $3.8 billion, respectively.

(i)
Represents the estimated repurchase liability related to indemnifications for breaches of representations and warranties in loan sale and securitization agreements. For additional information, see Loan sale and securitization-related indemnifications on pages 170–171 of this Note.

(j)
For lending-related products, the carrying value represents the allowance for lending-related commitments and the guarantee liability, for derivative-related products, the carrying value represents the fair value. For all other products the carrying value represents the valuation reserve.

Standby letters of credit and other financial guarantees and other letters of credit

	June 30, 2011			December 31, 2010
(in millions)	Standby letters of credit and other financial guarantees		Other letters of credit	Standby letters of credit and other financial guarantees		Other letters of credit
Investment-grade(a)	$74,222		$4,399	$70,236		$5,289
Noninvestment-grade(a)	22,828		1,369	24,601		1,374
Total contractual amount(b)	$97,050	(c)	$5,768	$94,837	(c)	$6,663
Allowance for lending-related commitments	$314		$2	$345		$2
Commitments with collateral	39,335		1,748	37,815		2,127

(a)	The ratings scale is based on the Firm’s internal ratings which generally correspond to ratings as defined by S&P and Moody’s.

(b)
At June 30, 2011, and December 31, 2010, represented contractual amount net of risk participations totaling $22.3 billion and $22.4 billion, respectively, for Standby letters of credit and other financial guarantees; and $1.4 billion and $1.1 billion, respectively, for Other letters of credit. In regulatory filings with the Federal Reserve these commitments are shown gross of risk participations.

(c)	At June 30, 2011, and December 31, 2010, included unissued Standby letters of credit commitments of $41.9 billion and $41.6 billion, respectively.

Summary of changes in repurchase liability

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Repurchase liability at beginning of period	$3,474	$1,982	$3,285	$1,705
Realized losses(a)	(241)	(317)	(472)	(563)
Provision for repurchase losses	398	667	818	1,190
Repurchase liability at end of period	$3,631	$2,332	$3,631	$2,332

(a)
Includes principal losses and accrued interest on repurchased loans, “make-whole” settlements, settlements with claimants, and certain related expenses. Make-whole settlements were $126 million and $150 million for the three months ended June 30, 2011 and 2010, respectively, and $241 million and $255 million for the six months ended June 30, 2011 and 2010, respectively.